Property and Equipment and Leased Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Abstract]
Property and Equipment and Leased Assets and Lease Liabilities
15.	Property and Equipment and Leased Assets and Lease Liabilities:

(a)	The properties and equipment as of December 31, 2019 and 2020 are composed as follows:

	Useful Life		Average remaining depreciation		Gross balance		Accumulated Depreciation		Net balance
	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020
	Years	Years	Years	Years	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Type of property and equipment:
Land and Buildings	26	26	21	20	301,619	304,951	(136,394)	(142,543)	165,225	162,408
Equipment	5	5	4	4	207,605	222,624	(162,560)	(175,141)	45,045	47,483
Others	7	7	4	4	55,519	55,898	(45,527)	(47,861)	9,992	8,037
Total					564,743	583,473	(344,481)	(365,545)	220,262	217,928

(b)	As of December 31, 2019 and 2020, this account and its changes are detailed as follows:

	Land and Buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
(a.1) Cost

Balance as of January 1, 2019	320,585	183,220	53,500	557,305
Reclassification	(25,654)	(37)	—	(25,691)
Additions	12,555	28,118	2,839	43,512
Write-down and sales of the year	(5,437)	(3,115)	(762)	(9,314)
Impairment loss (*) (***)	(430)	(581)	(58)	(1,069)
Balance as of December 31, 2019	301,619	207,605	55,519	564,743

Balance as of January 1, 2020	301,619	207,605	55,519	564,743
Additions	6,303	20,658	1,510	28,471
Write-down and sales of the year	(2,903)	(5,606)	(1,105)	(9,614)
Impairment loss (*) (***)	(68)	(33)	(26)	(127)
Balance as of December 31, 2020	304,951	222,624	55,898	583,473

(a.2) Accumulated Depreciation

Balance as of January 1, 2019	(150,099)	(148,455)	(42,879)	(341,433)
Reclassification	21,278	37	—	21,315
Depreciation charges of the year (*) (**)	(8,613)	(16,819)	(3,403)	(28,835)
Write-down and sales of the year	1,040	2,692	740	4,472
Transfers	—	(15)	15	—
Accumulated Depreciation as of December 31, 2019	(136,394)	(162,560)	(45,527)	(344,481)

Balance as of January 1, 2020	(136,394)	(162,560)	(45,527)	(344,481)
Depreciation charges of the year (*) (**)	(8,844)	(17,273)	(3,371)	(29,488)
Write-down and sales of the year	2,695	4,692	1,025	8,412
Impairment (*) (***)	—	—	12	12
Accumulated Depreciation as of December 31, 2020	(142,543)	(175,141)	(47,861)	(365,545)

(*)	See Note No. 36 about Depreciation, Amortization and Impairment.

(**)	It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$357 million (Ch$359 million in 2019).

(***)	This amount does not include charge-offs of Property and Equipment of Ch$916 million (Ch$949 million as of December 2019).

(c)	The composition of the rights over leased assets as of December 31, 2019 and 2020 is as follows:

	Gross Balance		Accumulated Depreciation		Net Balance
	December	December	December	December	December	December
	2019	2020	2019	2020	2019	2020
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Categories
Buildings	130,853	123,215	(18,722)	(33,560)	112,131	89,655
Floor space for ATMs	41,960	40,445	(9,091)	(16,496)	32,869	23,949
Improvements to leased properties	27,254	26,579	(21,589)	(21,354)	5,665	5,225
Total	200,067	190,239	(49,402)	(71,410)	150,665	118,829

(d)	The changes of the rights over leased assets as of December 31, 2019 and 2020 is as follows:

	2019
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2019	116,577	27,920	—	144,497
Reclassification	—	—	26,332	26,332
Additions	14,276	14,040	1,725	30,041
Write-downs	—	—	(803)	(803)
Total	130,853	41,960	27,254	200,067

Accumulated Depreciation
Balance as of January 1, 2019	—	—	—	—
Reclassification	—	—	(21,546)	(21,546)
Depreciation of the year (*)	(18,722)	(9,091)	(659)	(28,472)
Write-downs	—	—	616	616
Total	(18,722)	(9,091)	(21,589)	(49,402)

Balance as of December 31, 2019	112,131	32,869	5,665	150,665

(*)	See Note No.36 Depreciation, Amortization and Impairment.

	2020
	Buildings	Floor space for ATMs	Improvements to leased properties	Total
	MCh$	MCh$	MCh$	MCh$
Gross Balance
Balance as of January 1, 2020	130,853	41,960	27,254	200,067
Additions	7,907	1,319	847	10,073
Write-downs (*)	(15,538)	(1,197)	(1,522)	(18,257)
Remeasurement	(7)	(1,637)	—	(1,644)
Total	123,215	40,445	26,579	190,239

Accumulated Depreciation
Balance as of January 1, 2020	(18,722)	(9,091)	(21,589)	(49,402)
Depreciation of the year (*)	(18,867)	(7,774)	(1,006)	(27,647)
Write-downs (*)	4,029	369	1,241	5,639
Total	(33,560)	(16,496)	(21,354)	(71,410)

Balance as of December 31, 2020	89,655	23,949	5,225	118,829

(*)	See Note No.36 Depreciation, Amortization and Impairment. Does not include provision for impairment of Ch$1 million

(e)	The following are the future maturities of the lease liabilities as of December 31, 2019 and 2020:

	December 2019
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
Lease associated with:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Buildings	1,726	3,519	15,286	37,063	24,899	38,526	121,019
ATMs	809	1,618	7,131	18,125	5,403	679	33,765
Total	2,535	5,137	22,417	55,188	30,302	39,205	154,784

	December 2020
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
Lease associated with:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Buildings	1,646	3,371	14,501	28,663	20,869	30,865	99,915
ATMs	824	1,644	7,229	14,467	419	483	25,066
Total	2,470	5,015	21,730	43,130	21,288	31,348	124,981

The Bank and its subsidiaries maintain contracts with certain renewal options and for which there is reasonable certainty that said option shall be carried out. In such cases, the lease period used to measure the liability and assets corresponds to an estimate of future renewals.

The changes of the obligations under capitalized leases and cash flows are as follows:

Total cash flow for the year
Lease liability	MCh$
Balances as of January 1, 2019	144,497
Liabilities for new lease agreements	24,431
Interest expenses	2,574
Payments of capital and interests	(29,374)
Others	3,885
Balances as of December 31, 2019	146,013

Balances as of January 1, 2020	146,013
Liabilities for new lease agreements	5,768
Interest expenses	2,532
Payments of capital and interests	(28,705)
Remeasurement	(1,644)
Derecognized contracts	(12,337)
Others	3,390
Balances as of December 31, 2020	115,017

(f)	The future cash flows related to short-term lease agreements in effect as of December 31, 2020 correspond to Ch$6,814 million (Ch$8,611 as of December 31, 2019).